Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,000,000.00
Previously Paid Amount	8,355.05
Total Fee Amount	9,114.60
Total Offset Amount	0.00
Net Fee	$ 759.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A